EMPLOYEE BENEFIT PLANS PART 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Chilquinta Energia Profit Sharing [Member]
Profit Sharing Plans [Line Items]
Recorded Annual Profit Sharing Expense	$ 4	$ 6	$ 5
Luz del Sur Profit Sharing [Member]
Profit Sharing Plans [Line Items]
Recorded Annual Profit Sharing Expense	$ 9	$ 10	$ 9